Schedule of Geographical Segment Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 16,797,366	$ 9,375,029	$ 3,700,727
Financing cost	2,249,055	79,693	176,386
Depletion	5,119,174	1,451,032	415,686
Depreciation	175,764	145,035	31,768
Accretion of asset retirement obligation	219,536	264,075	91,983
Stock-based compensation	2,397,261	2,118,917	336,366
Loss on impairment of exploration and evaluation assets		3,101,343
Loss on debt extinguishment	8,500	97,051	159,383
Loss on impairment of assets held for sale	1,556,787
Gain on net monetary position	18,984,099	1,826,495
Net loss	(43,842)	(6,121,754)	(4,893,126)
Non-current assets	53,745,774	30,791,521	4,689,331
Canada [member]
IfrsStatementLineItems [Line Items]
Revenue
Financing cost	2,202,324	79,693	176,386
Depletion
Depreciation	8,497	4,826
Accretion of asset retirement obligation
Stock-based compensation	2,397,261	2,118,917	336,366
Loss on impairment of exploration and evaluation assets
Loss on debt extinguishment	8,500	97,051	159,383
Loss on impairment of assets held for sale
Gain on net monetary position
Net loss	(7,900,218)	(6,684,988)	(4,501,973)
Non-current assets	35,021	42,781
Turkey [member]
IfrsStatementLineItems [Line Items]
Revenue	16,797,366	9,375,029	3,700,727
Financing cost	46,731
Depletion	5,119,174	1,451,032	415,686
Depreciation	167,267	140,209	31,768
Accretion of asset retirement obligation	219,536	264,075	91,983
Stock-based compensation
Loss on impairment of exploration and evaluation assets
Loss on debt extinguishment
Loss on impairment of assets held for sale	1,556,787
Gain on net monetary position	18,984,099	1,826,495
Net loss	7,861,094	3,577,954	(379,473)
Non-current assets	53,710,753	30,748,740	1,573,185
Bulgaria [member]
IfrsStatementLineItems [Line Items]
Revenue
Financing cost
Depletion
Depreciation
Accretion of asset retirement obligation
Stock-based compensation
Loss on impairment of exploration and evaluation assets		3,101,343
Loss on debt extinguishment
Loss on impairment of assets held for sale
Gain on net monetary position
Net loss	(4,718)	(3,014,720)	(11,680)
Non-current assets			$ 3,116,146